Note 7 - Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Accrued Liabilities and Other Current Liabilities [Table Text Block]	<table border="0" cellpadding="0" cellspacing="0" style="margin-right: 5%; margin-left: 5%; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; min-; min-width: 700px;"> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> September 30, </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> December 31, </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2019 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2018 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom;"> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> <td> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 66%;"> Accrued expenses </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">$</td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 102 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">$</td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 127 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Accrued salaries and employee benefits </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 496 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 368 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Accrued director compensation </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 555 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 277 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Accrued clinical trial costs </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 382 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 276 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Grant liability </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 637 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 645 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Customer deposits </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 252 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 112 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Total </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);">$</td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 2,424 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 3px; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);">$</td> <td style="width: 14%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 1,805 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 3px; margin-left: 0pt;"> </td> </tr> </table>	<table border="0" cellpadding="0" cellspacing="0" style="margin-right: 20%; margin-left: 27pt; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; min-; min-width: 700px;"> <tr style="vertical-align: bottom;"> <td colspan="1" style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 62%;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="6" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> December 31,  </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom;"> <td colspan="1" style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 62%;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2018 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2017 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td colspan="1" style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; width: 62%;"> Accrued expenses </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">$</td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 495 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">$</td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 465 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td colspan="1" style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; width: 62%;"> Accrued clinical trial costs </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 276 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 74 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td colspan="1" style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; width: 62%;"> Grant liability </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 645 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 663 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td colspan="1" style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; width: 62%;"> Customer deposits </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 112 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; padding-bottom: 1px;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 61 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td colspan="1" style="text-align: left; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; width: 62%;"> Total </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);">$</td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 1,528 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 3px; margin-left: 0pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);">$</td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 1,263 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 3px; margin-left: 0pt;"> </td> </tr> </table>